Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Assets
Cash	$ 460,312	$ 225,254	$ 247,983
Securities (note 4)	160,136	299,300	153,026
Credit assets, net of allowance for credit losses (note 5)	4,778,316	4,236,116	4,049,449
Property and equipment	24,104	23,885	24,239
Goodwill	12,301	12,301	5,754
Intangible assets	10,838	12,054	2,495
Other assets (note 6)	31,482	29,574	33,490
Assets	5,477,489	4,838,484	4,516,436
Liabilities and Shareholders' Equity
Deposits	4,627,410	4,144,673	3,821,185
Subordinated notes payable (note 7)	102,148	102,503	101,641
Other liabilities (note 8)	219,789	192,105	184,625
Liabilities	4,949,347	4,439,281	4,107,451
Shareholders' equity:
Share capital (note 9)	326,040	215,610	228,471
Contributed surplus	2,540	2,485	2,789
Retained earnings	200,409	181,238	177,584
Accumulated other comprehensive income (loss)	(847)	(130)	141
Equity	528,142	399,203	408,985
Equity and liabilities	$ 5,477,489	$ 4,838,484	$ 4,516,436